UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments

Foreign Government Bonds — 60.1%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.4%

City of Buenos Aires, 7.50%, 6/1/27(1)	USD	16,728	$12,504,347

Total Argentina			$12,504,347

Bahrain — 5.5%

CBB International Sukuk Programme Co., 6.25%, 11/14/24(1)	USD	5,488	$5,933,214

Kingdom of Bahrain, 5.45%, 9/16/32(1)	USD	18,625	18,245,384

Kingdom of Bahrain, 5.625%, 9/30/31(1)	USD	10,006	9,934,072

Kingdom of Bahrain, 6.00%, 9/19/44(1)	USD	4,094	3,837,622

Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	11,473	12,446,876

Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	5,769	6,527,724

Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	35,975	39,797,636

Kingdom of Bahrain, 7.375%, 5/14/30(1)	USD	54,380	60,413,716

Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	8,632	9,148,461

Total Bahrain			$166,284,705

Barbados — 1.4%

Government of Barbados, 6.50%, 10/1/29(1)	USD	43,780	$42,575,758

Total Barbados			$42,575,758

Belarus — 1.2%

Republic of Belarus, 5.875%, 2/24/26(1)	USD	14,016	$13,370,143

Republic of Belarus, 6.378%, 2/24/31(1)	USD	24,910	23,597,492

Total Belarus			$36,967,635

Benin — 0.8%

Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	21,263	$23,817,724

Total Benin			$23,817,724

Dominican Republic — 1.7%

Dominican Republic, 5.875%, 1/30/60(1)	USD	39,033	$37,471,680

Dominican Republic, 6.85%, 1/27/45(1)	USD	4,546	4,892,860

Dominican Republic, 7.45%, 4/30/44(1)	USD	6,949	7,967,028

Total Dominican Republic			$50,331,568

Ecuador — 0.8%

Republic of Ecuador, 0.50% to 7/31/21, 7/31/30(1)(2)	USD	17,630	$11,812,570

Republic of Ecuador, 0.50% to 7/31/21, 7/31/40(1)(2)	USD	25,058	12,529,286

Total Ecuador			$24,341,856

Security		Principal Amount (000’s omitted)	Value

Egypt — 4.4%

Arab Republic of Egypt, 6.375%, 4/11/31(1)	EUR	46,967	$52,482,577

Arab Republic of Egypt, 8.15%, 11/20/59(1)(3)	USD	20,369	19,285,369

Arab Republic of Egypt, 8.50%, 1/31/47(1)(3)	USD	9,499	9,471,301

Arab Republic of Egypt, 8.70%, 3/1/49(1)(3)	USD	43,230	43,681,581

Arab Republic of Egypt, 8.875%, 5/29/50(1)	USD	7,864	7,970,439

Total Egypt			$132,891,267

Gabon — 0.4%

Republic of Gabon, 6.625%, 2/6/31(1)	USD	13,772	$12,336,846

Total Gabon			$12,336,846

Georgia — 1.2%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	51,500	$15,346,362

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	8,852	2,744,177

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	12,110	3,670,492

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	6,262	1,957,612

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	43,335	13,747,013

Total Georgia			$37,465,656

Iceland — 2.0%

Republic of Iceland, 3.50%, 8/5/21	ISK	2,531,376	$18,241,338

Republic of Iceland, 6.50%, 1/24/31	ISK	4,650,242	42,984,457

Republic of Iceland, 8.00%, 6/12/25	ISK	32,541	286,395

Total Iceland			$61,512,190

Ivory Coast — 0.7%

Ivory Coast Government International Bond, 5.25%, 3/22/30(1)	EUR	19,942	$22,483,863

Total Ivory Coast			$22,483,863

Jordan — 1.0%

Jordan Government International Bond, 5.85%, 7/7/30(1)	USD	2,343	$2,364,592

Jordan Government International Bond, 7.375%, 10/10/47(1)	USD	26,710	27,695,189

Total Jordan			$30,059,781

Lebanon — 0.5%

Lebanese Republic, 6.25%, 11/4/24(1)(4)	USD	10,470	$1,557,412

Lebanese Republic, 6.25%, 6/12/25(1)(4)	USD	7,800	1,164,150

Lebanese Republic, 6.40%, 5/26/23(4)	USD	10,470	1,575,159

Lebanese Republic, 6.65%, 4/22/24(1)(4)	USD	29,480	4,237,750

Lebanese Republic, 6.65%, 2/26/30(1)(4)	USD	132	19,536

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)

Lebanese Republic, 6.75%, 11/29/27(1)(4)	USD	1,056	$157,227

Lebanese Republic, 6.85%, 5/25/29(4)	USD	13,921	2,067,547

Lebanese Republic, 7.00%, 12/3/24(4)	USD	4,878	725,602

Lebanese Republic, 7.00%, 3/20/28(1)(4)	USD	7,809	1,117,624

Lebanese Republic, 7.15%, 11/20/31(1)(4)	USD	12,224	1,785,437

Lebanese Republic, 8.20%, 5/17/33(4)	USD	4,223	601,778

Lebanese Republic, 8.25%, 5/17/34(4)	USD	3,507	499,748

Total Lebanon			$15,508,970

Mongolia — 0.1%

Mongolia Government International Bond, 5.125%, 4/7/26(1)	USD	1,474	$1,527,300

Total Mongolia			$1,527,300

New Zealand — 5.9%

New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	90,651	$87,223,051

New Zealand Government Bond, 2.50%, 9/20/40(1)(5)	NZD	91,765	93,459,271

Total New Zealand			$180,682,322

Oman — 0.3%

Oman Government International Bond, 5.625%, 1/17/28(1)	USD	1,000	$916,190

Oman Government International Bond, 6.00%, 8/1/29(1)	USD	5,391	4,940,232

Oman Government International Bond, 6.75%, 1/17/48(1)	USD	4,709	3,869,550

Total Oman			$9,725,972

Romania — 4.7%

Romania Government International Bond, 3.375%, 1/28/50(1)	EUR	50,724	$61,639,124

Romania Government International Bond, 4.625%, 4/3/49(1)(3)	EUR	55,702	80,582,417

Total Romania			$142,221,541

Serbia — 7.8%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	4,442,590	$47,653,840

Serbia Treasury Bond, 4.50%, 8/20/32	RSD	947,330	9,684,610

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	15,546,220	179,768,567

Total Serbia			$237,107,017

Suriname — 0.5%

Republic of Suriname, 9.25%, 10/26/26(1)	USD	27,730	$14,835,550

Total Suriname			$14,835,550

Security		Principal Amount (000’s omitted)	Value

Thailand — 1.7%

Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	1,661,397	$51,875,344

Total Thailand			$51,875,344

Ukraine — 15.6%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(1)(6)(7)	USD	31,977	$27,801,763

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	1,717,893	58,558,320

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	1,317,779	46,763,253

Ukraine Government International Bond, 15.84%, 2/26/25(3)	UAH	8,685,064	343,590,571

Total Ukraine			$476,713,907

Uruguay — 1.5%

Republic of Uruguay, 3.875%, 7/2/40(5)	UYU	1,387,207	$37,154,449

Republic of Uruguay, 4.375%, 12/15/28(5)	UYU	358,203	9,407,204

Total Uruguay			$46,561,653

Total Foreign Government Bonds (identified cost $1,785,027,529)			$1,830,332,772

Foreign Corporate Bonds — 5.4%
Security		Principal Amount (000’s omitted)	Value

Belarus — 0.1%

Eurotorg LLC Via Bonitron DAC, 9.00%, 10/22/25(1)	USD	3,827	$3,846,135

Total Belarus			$3,846,135

Bulgaria — 0.4%

Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	10,090	$11,132,080

Total Bulgaria			$11,132,080

Georgia — 0.3%

Georgia Capital JSC, 6.125%, 3/9/24(1)	USD	2,988	$2,928,240

Georgia Capital JSC, 6.125%, 3/9/24(6)	USD	2,580	2,528,400

Silknet JSC, 11.00%, 4/2/24(1)	USD	3,388	3,620,146

Total Georgia			$9,076,786

Iceland — 2.1%

Almenna Leigufelagid EHF, 6.65%, 1/26/28(8)	ISK	4,540,000	$35,326,462

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)

Arion Banki HF, 6.00%, 4/12/24(1)	ISK	1,720,000	$13,520,425

Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	7,077,512

Landsbankinn HF, 5.00%, 11/23/23(1)	ISK	1,020,000	7,746,071

WOW Air HF, 0.00%(4)(8)(9)	EUR	121	0

WOW Air HF, 0.00% (3 mo. EURIBOR + 9.00%), 9/24/24(4)(8)	EUR	5,500	0

Total Iceland			$63,670,470

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$1,881,051

Total Indonesia			$1,881,051

Ireland — 0.7%

Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	21,357	$22,371,458

Total Ireland			$22,371,458

Mexico — 0.0%(11)

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(1)	USD	1,779	$1,118,146

Total Mexico			$1,118,146

Netherlands — 0.5%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	16,608	$14,947,200

Total Netherlands			$14,947,200

Paraguay — 0.2%

Frigorifico Concepcion S.A., 10.25%, 1/29/25(1)	USD	6,760	$6,591,000

Total Paraguay			$6,591,000

United Kingdom — 0.2%

Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	6,410	$6,450,112

Total United Kingdom			$6,450,112

Uzbekistan — 0.8%

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	256,000,000	$24,583,994

Total Uzbekistan			$24,583,994

Total Foreign Corporate Bonds (identified cost $181,381,568)			$165,668,432

Sovereign Loans — 4.2%
Borrower	Principal Amount (000’s omitted)	Value

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.06%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(10)(12)	$2,156	$2,144,504

Total Ethiopia		$2,144,504

Kenya — 1.1%

Government of Kenya, Term Loan, 6.81%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)	$29,835	$29,710,529

Government of Kenya, Term Loan, 6.95%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(10)	3,977	3,960,056

Total Kenya		$33,670,585

Tanzania — 3.0%

Government of the United Republic of Tanzania, Term Loan, 5.61%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	$29,029	$29,447,860

Government of the United Republic of Tanzania, Term Loan, 5.78%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(10)	62,871	63,922,136

Total Tanzania		$93,369,996

Total Sovereign Loans (identified cost $127,513,897)		$129,185,085

Senior Floating-Rate Loans — 0.1%
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Argentina — 0.1%

Desarrolladora Energética S.A., Term Loan, 9.50%, Maturing July 18, 2020(4)(8)(14)	$2,607	$1,381,786

Total Argentina		$1,381,786

Total Senior Floating-Rate Loans (identified cost $2,607,143)		$1,381,786

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Loan Participation Notes — 1.7%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 1.7%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(8)(15)	UZS	225,032,000	$22,876,657

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(8)(15)	UZS	290,568,000	29,293,072

Total Uzbekistan			$52,169,729

Total Loan Participation Notes (identified cost $51,700,859)			$52,169,729

Collateralized Mortgage Obligations — 0.3%
Security		Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(16)

Series 2770, Class SH, 6.952%, (7.10% - 1 mo. USD LIBOR), 3/15/34(17)		$1,203	$303,428

Series 4791, Class JI, 4.00%, 5/15/48		26,291	2,754,911

			$3,058,339

Federal National Mortgage Association:

Interest Only:(16)

Series 424, Class C8, 3.50%, 2/25/48		$27,560	$2,269,552

Series 2010-67, Class BI, 5.50%, 6/25/25		6	155

Series 2010-109, Class PS, 6.451%, (6.60% - 1 mo. USD LIBOR), 10/25/40(17)		2,793	591,203

Series 2018-21, Class IO, 3.00%, 4/25/48		27,311	2,332,542

Series 2018-58, Class BI, 4.00%, 8/25/48		4,248	422,214

			$5,615,666

Total Collateralized Mortgage Obligations (identified cost $27,995,740)			$8,674,005

U.S. Government Guaranteed Small Business Administration Loans(18)(19) — 1.1%
Security		Principal Amount (000’s omitted)	Value

1.63%, 11/20/42		$1,218	$79,464

1.88%, 10/30/42 to 12/28/42		10,630	753,020

2.13%, 1/25/43		1,680	130,987

Security	Principal Amount (000’s omitted)	Value

2.38%, 11/30/42 to 3/1/43	$6,080	$594,115

2.391%, 11/15/32 to 4/10/43(20)	51,464	4,329,723

2.63%, 10/27/42 to 3/20/43	9,856	992,794

2.857%, 4/12/27 to 3/10/43(20)	97,793	10,103,414

2.88%, 10/27/42 to 2/13/43	10,320	1,187,902

3.047%, 2/2/27 to 12/17/43(20)	104,961	11,475,663

3.13%, 10/12/42 to 2/15/43	5,589	753,621

3.38%, 12/18/42	660	96,553

3.63%, 10/27/42 to 3/28/43	23,571	3,580,406

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $35,879,568)		$34,077,662

Common Stocks — 4.7%
Security	Shares	Value

Argentina — 0.3%

Empresa Distribuidora Y Comercializadora Norte ADR(21)	68,659	$227,948

IRSA Inversiones y Representaciones S.A. ADR(21)	250,411	919,008

Loma Negra Cia Industrial Argentina S.A. ADR	429,400	1,837,832

Pampa Energia S.A. ADR(21)	171,000	2,017,800

Telecom Argentina S.A. ADR(21)	272,100	1,744,161

Transportadora de Gas del Sur S.A. ADR(21)	313,291	1,510,063

YPF S.A. ADR(21)	567,000	1,825,740

Total Argentina		$10,082,552

Belgium — 0.0%(11)

KBC Group NV(21)	7,400	$365,610

Total Belgium		$365,610

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(21)	8,424,416	$4,457,795

Total Cyprus		$4,457,795

France — 0.1%(11)

BNP Paribas S.A.(21)	13,000	$453,372

Credit Agricole S.A.(21)	51,500	407,392

Societe Generale S.A.(21)	25,500	346,492

Total France		$1,207,256

Georgia — 0.1%

Georgia Capital PLC(21)	633,722	$3,021,353

Total Georgia		$3,021,353

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Germany — 0.0%(11)

Deutsche Bank AG(21)	58,600	$541,531

Total Germany		$541,531

Greece — 0.3%

Alpha Bank AE(21)	1,784,700	$908,192

Eurobank Ergasias Services and Holdings S.A.(21)	3,832,200	1,281,524

Hellenic Telecommunications Organization S.A.	121,285	1,608,446

JUMBO S.A.	94,787	1,328,566

National Bank of Greece S.A.(21)	1,111,000	1,170,035

OPAP S.A.	170,909	1,382,666

Piraeus Bank S.A.(21)	1,025,200	788,627

Total Greece		$8,468,056

Iceland — 1.9%

Arion Banki HF(6)(21)	27,795,230	$16,485,813

Eik Fasteignafelag HF(21)	89,045,925	4,603,458

Eimskipafelag Islands HF(21)	7,239,370	9,613,962

Hagar HF(21)	27,817,695	10,720,128

Reginn HF(21)	37,885,938	4,316,811

Reitir Fasteignafelag HF	15,302,713	4,986,088

Siminn HF	148,207,338	7,828,134

Total Iceland		$58,554,394

Italy — 0.0%(11)

Intesa Sanpaolo SpA(21)	269,400	$447,232

UniCredit SpA(21)	54,000	404,427

Total Italy		$851,659

Mexico — 0.1%

Vista Oil & Gas SAB de CV ADR(21)	908,700	$1,808,313

Total Mexico		$1,808,313

Netherlands — 0.0%(11)

ING Groep NV(21)	74,100	$507,564

Total Netherlands		$507,564

Serbia — 0.1%

Komercijalna Banka AD Beograd(21)	133,148	$3,820,281

Total Serbia		$3,820,281

Singapore — 0.5%

Yoma Strategic Holdings, Ltd.(21)	79,369,266	$14,833,590

Total Singapore		$14,833,590

Security	Shares	Value

Spain — 0.0%(11)

Banco Bilbao Vizcaya Argentaria S.A.	133,000	$383,725

Banco Santander S.A.(21)	195,000	390,498

Total Spain		$774,223

Vietnam — 1.1%

Bank for Foreign Trade of Vietnam JSC	1,036,910	$3,724,029

Bank for Investment and Development of Vietnam JSC	845,160	1,408,896

Binh Minh Plastics JSC	73,100	171,606

Coteccons Construction JSC	239,670	583,947

Ho Chi Minh City Infrastructure Investment JSC	1,400,400	992,940

Hoa Phat Group JSC	2,552,026	3,372,084

KIDO Group Corp.	55,900	82,990

Masan Group Corp.(21)	863,000	3,126,492

Mobile World Investment Corp.	372,000	1,797,683

PetroVietnam Nhon Trach 2 Power JSC	859,040	842,858

Refrigeration Electrical Engineering Corp.	703,160	1,359,852

SSI Securities Corp.	1,394,992	1,033,008

Viet Capital Securities JSC	806,139	1,286,696

Vietnam Dairy Products JSC	841,296	3,930,791

Vietnam Prosperity JSC Bank(21)	1,746,682	1,782,859

Vietnam Technological & Commercial Joint Stock Bank(21)	1,408,200	1,387,669

Vingroup JSC(21)	1,246,080	5,731,997

Total Vietnam		$32,616,397

Total Common Stocks (identified cost $205,209,786)		$141,910,574

Rights — 0.0%
Security	Shares	Value

Ho Chi Minh City Infrastructure Investment JSC, Exp. 11/2/20	1,400,400	$0

Total Rights (identified cost $0)		$0

Warrants — 0.0%
Security	Shares	Value

Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(8)(21)	22,753,484	$0

Total Warrants (identified cost $0)		$0

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Short-Term Investments — 16.2%

Foreign Government Securities — 4.0%
Security		Principal Amount (000’s omitted)	Value

Egypt — 3.7%

Egypt Treasury Bill, 0.00%, 1/12/21	EGP	336,325	$20,931,809

Egypt Treasury Bill, 0.00%, 3/30/21	EGP	163,300	9,922,635

Egypt Treasury Bill, 0.00%, 4/6/21	EGP	397,350	24,085,189

Egypt Treasury Bill, 0.00%, 6/15/21	EGP	243,050	14,335,106

Egypt Treasury Bill, 0.00%, 7/6/21	EGP	503,900	29,581,590

Egypt Treasury Bill, 0.00%, 7/13/21	EGP	105,300	6,166,541

Egypt Treasury Bill, 0.00%, 10/12/21	EGP	111,325	6,325,084

Total Egypt			$111,347,954

Georgia — 0.3%

Georgia Treasury Bill, 0.00%, 12/3/20	GEL	2,968	$914,046

Georgia Treasury Bill, 0.00%, 1/14/21	GEL	8,533	2,600,925

Georgia Treasury Bill, 0.00%, 2/11/21	GEL	21,479	6,513,882

Georgia Treasury Bill, 0.00%, 4/8/21	GEL	1,686	505,072

Total Georgia			$10,533,925

Total Foreign Government Securities (identified cost $121,031,058)			$121,881,879

U.S. Treasury Obligations — 1.8%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/5/20(13)		$30,000	$29,999,846

U.S. Treasury Bill, 0.00%, 11/19/20(13)		25,000	24,999,143

Total U.S. Treasury Obligations (identified cost $54,998,724)			$54,998,989

Other — 10.4%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(22)		316,280,512	$316,280,512

Total Other (identified cost $316,280,512)			$316,280,512

Total Short-Term Investments (identified cost $492,310,294)			$493,161,380

Total Investments — 93.8% (identified cost $2,909,626,384)			$2,856,561,425

Securities Sold Short — (0.5)%

Common Stocks — (0.5)%
Security	Shares	Value

Ashmore Group PLC	(3,562,400)	$(16,481,613)

Total Common Stocks		$(16,481,613)

Total Securities Sold Short (proceeds $22,945,760)		$(16,481,613)

Other Assets, Less Liabilities — 6.7%		$205,640,036

Net Assets — 100.0%		$3,045,719,848

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of these securities is $1,166,210,065 or 38.3% of the Portfolio’s net assets.

(2)	Step coupon security. Interest rate represents the rate in effect at October 31, 2020.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $46,815,976 or 1.5% of the Portfolio’s net assets

(7)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(11)	Amount is less than 0.05%.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(14)	Fixed-rate loan.

(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(16)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(17)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2020.
(18)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(19)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(20)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2020 of all interest only securities comprising the certificate.

(21)	Non-income producing security.

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Value/Unrealized Appreciation (Depreciation)

2/2/21	United States Dollar 29,686,437	Gold 15,300 Troy Ounces	Citibank, N.A.	$(932,076)

2/2/21	United States Dollar 11,617,500	Gold 6,000 Troy Ounces	Citibank, N.A.	(341,280)

2/2/21	United States Dollar 29,381,630	Gold 15,300 Troy Ounces	Citibank, N.A.	(627,269)

2/2/21	United States Dollar 11,962,100	Gold 6,100 Troy Ounces	Citibank, N.A.	(497,943)

2/2/21	United States Dollar 30,059,145	Gold 15,300 Troy Ounces	Citibank, N.A.	(1,304,784)

2/2/21	United States Dollar 18,124,000	Gold 9,200 Troy Ounces	Citibank, N.A.	(833,796)

				$(4,537,148)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	120,100,804	USD	139,899,422	11/3/20	$(24,011)

EUR	670,303,994	USD	780,803,607	11/3/20	(134,010)

USD	786,529,686	EUR	670,303,994	11/3/20	5,860,089

USD	142,147,348	EUR	120,100,804	11/3/20	2,271,938

BRL	30,060,000	USD	5,208,081	11/4/20	30,724

BRL	30,060,000	USD	5,208,081	11/4/20	30,724

BRL	30,060,000	USD	5,334,107	11/4/20	(95,303)

BRL	30,060,000	USD	5,334,107	11/4/20	(95,303)

USD	5,235,702	BRL	30,060,000	11/4/20	(3,102)

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	5,235,702	BRL	30,060,000	11/4/20	$(3,102)

USD	5,208,081	BRL	30,060,000	11/4/20	(30,724)

USD	5,208,081	BRL	30,060,000	11/4/20	(30,724)

PEN	10,589,902	USD	2,946,386	11/5/20	(17,381)

PEN	10,591,000	USD	2,946,692	11/5/20	(17,383)

PEN	836,000	USD	232,358	11/5/20	(1,133)

PEN	836,000	USD	232,358	11/5/20	(1,133)

PEN	7,712,500	USD	2,144,863	11/5/20	(11,704)

PEN	7,712,598	USD	2,144,891	11/5/20	(11,704)

PEN	19,211,000	USD	5,342,473	11/5/20	(29,004)

PEN	19,212,000	USD	5,342,751	11/5/20	(29,006)

NZD	28,178,400	USD	18,685,207	11/9/20	(53,653)

USD	2,280,327	NZD	3,400,047	11/9/20	32,216

RUB	608,350,000	USD	7,866,571	11/13/20	(217,513)

RUB	608,349,000	USD	7,879,410	11/13/20	(230,365)

RUB	730,019,000	USD	9,432,042	11/13/20	(253,185)

RUB	790,856,000	USD	10,218,297	11/13/20	(274,509)

RUB	804,116,000	USD	10,400,845	11/13/20	(290,332)

USD	15,388,560	RUB	1,220,798,433	11/13/20	38,912

USD	656,867	RUB	51,000,000	11/13/20	15,621

USD	18,473,830	RUB	1,471,755,175	11/13/20	(31,210)

USD	10,044,328	RUB	798,136,392	11/13/20	9,000

USD	8,651,721	NZD	13,188,800	11/16/20	(68,781)

USD	19,577,991	NZD	29,844,954	11/16/20	(155,644)

JPY	241,424,400	USD	2,269,496	11/19/20	36,878

NZD	911,229	USD	602,008	11/23/20	507

NZD	34,654	USD	22,895	11/23/20	19

JPY	10,414,057,390	USD	98,617,968	11/25/20	876,379

USD	55,187,547	JPY	5,827,804,962	11/25/20	(490,430)

GBP	35,063,000	USD	45,055,955	11/30/20	375,738

GBP	14,435,765	USD	18,549,958	11/30/20	154,695

USD	32,896,000	GBP	25,600,000	11/30/20	(274,332)

KRW	11,445,439,238	USD	9,655,187	12/1/20	409,330

KRW	10,890,745,562	USD	9,182,686	12/1/20	394,063

BRL	30,060,000	USD	5,231,033	12/2/20	507

BRL	30,060,000	USD	5,231,033	12/2/20	507

USD	921,266,587	EUR	790,404,798	12/2/20	133,254

USD	19,679,151	NZD	29,207,650	12/2/20	366,498

USD	8,535,615	NZD	12,668,496	12/2/20	158,964

USD	7,530	NZD	11,176	12/2/20	140

CHF	60,849,753	USD	66,178,585	12/7/20	250,279

NOK	291,820,100	USD	31,274,593	12/7/20	(711,614)

JPY	4,173,320,938	USD	39,326,580	12/8/20	552,079

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

KRW	23,006,077,600	USD	19,386,109	12/10/20	$846,276

KRW	43,336,500,000	USD	36,485,633	12/10/20	1,626,069

KRW	21,668,000,000	USD	18,250,887	12/10/20	804,744

CAD	11,164,478	USD	8,469,230	12/16/20	(87,545)

COP	9,975,363,000	USD	2,588,032	12/16/20	(15,666)

COP	9,975,463,000	USD	2,588,058	12/16/20	(15,666)

COP	10,552,400,000	USD	2,737,115	12/16/20	(15,948)

COP	10,552,500,000	USD	2,737,141	12/16/20	(15,948)

USD	22,400,671	CLP	17,616,112,000	12/16/20	(377,230)

USD	32,061,389	NZD	47,823,711	12/17/20	439,198

USD	140,288	ZAR	2,369,905	12/17/20	(4,590)

USD	20,328,867	ZAR	347,400,000	12/17/20	(908,558)

USD	34,673,328	ZAR	585,740,000	12/17/20	(1,134,412)

USD	74,163,783	ZAR	1,310,904,200	12/17/20	(5,975,046)

ZAR	241,669,900	USD	14,305,835	12/17/20	468,046

ZAR	82,429,100	USD	4,663,387	12/17/20	375,708

ZAR	91,566,000	USD	5,420,320	12/17/20	177,337

ZAR	91,566,000	USD	5,420,320	12/17/20	177,337

MXN	118,688,000	USD	5,568,677	12/18/20	(775)

MXN	118,688,000	USD	5,568,677	12/18/20	(775)

MXN	142,864,000	USD	6,702,982	12/18/20	(933)

USD	6,702,982	MXN	142,864,000	12/18/20	933

IDR	77,788,206,500	USD	5,148,468	1/4/21	80,638

IDR	77,788,206,500	USD	5,148,468	1/4/21	80,638

INR	318,100,000	USD	4,270,068	1/5/21	(28,522)

INR	318,100,000	USD	4,270,068	1/5/21	(28,522)

INR	468,294,500	USD	6,285,242	1/5/21	(41,001)

INR	468,294,500	USD	6,285,242	1/5/21	(41,001)

JPY	3,397,295,144	USD	32,216,049	1/7/21	266,230

USD	52,497,053	NZD	78,952,435	1/7/21	291,345

PHP	11,012,420	USD	226,314	1/11/21	180

USD	20,559	PHP	1,000,400	1/11/21	(16)

NZD	1,420,800	USD	931,714	1/13/21	7,761

USD	4,904	NZD	7,478	1/13/21	(41)

USD	38,640,152	NZD	58,923,582	1/13/21	(321,880)

KRW	6,862,662,816	USD	6,004,237	1/19/21	32,973

USD	33,901,415	NZD	50,876,289	1/19/21	260,493

USD	20,447,124	SGD	27,740,000	1/26/21	137,556

USD	14,897,737	SGD	20,211,313	1/26/21	100,223

USD	206,129	PHP	10,009,400	1/27/21	373

AUD	128,375,671	USD	91,445,842	1/28/21	(1,170,499)

USD	31,716,869	NZD	47,397,000	1/28/21	376,557

					$4,778,807

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	790,404,798	USD	920,703,029	BNP Paribas	11/3/20	$—	$(158,022)

MYR	22,939,223	USD	5,515,562	Morgan Stanley & Co. International PLC	11/3/20	5,310	—

MYR	22,939,223	USD	5,515,562	Morgan Stanley & Co. International PLC	11/3/20	5,310	—

MYR	22,939,223	USD	5,521,536	Morgan Stanley & Co. International PLC	11/3/20	—	(664)

MYR	22,939,223	USD	5,521,536	Morgan Stanley & Co. International PLC	11/3/20	—	(664)

USD	920,703,029	EUR	790,404,798	BNP Paribas	11/3/20	158,022	—

USD	5,515,562	MYR	22,939,223	Morgan Stanley & Co. International PLC	11/3/20	—	(5,310)

USD	5,515,562	MYR	22,939,223	Morgan Stanley & Co. International PLC	11/3/20	—	(5,310)

USD	5,504,973	MYR	22,939,223	Morgan Stanley & Co. International PLC	11/3/20	—	(15,899)

USD	5,504,973	MYR	22,939,223	Morgan Stanley & Co. International PLC	11/3/20	—	(15,899)

USD	2,216,825	CRC	1,315,442,000	Citibank, N.A.	11/5/20	54,598	—

USD	11,843,480	UAH	339,671,000	Bank of America, N.A.	11/6/20	—	(53,363)

CNH	55,277,982	USD	8,077,679	Citibank, N.A.	11/9/20	173,813	—

CNH	26,676,249	USD	3,898,156	Citibank, N.A.	11/9/20	83,879	—

CNH	26,676,249	USD	3,898,156	Citibank, N.A.	11/9/20	83,879	—

EGP	141,130,000	USD	8,647,672	Citibank, N.A.	11/9/20	321,631	—

EGP	94,090,000	USD	5,765,319	Citibank, N.A.	11/9/20	214,428	—

EGP	205,349,000	USD	12,582,659	HSBC Bank USA, N.A.	11/9/20	467,984	—

EGP	193,874,000	USD	10,934,800	JPMorgan Chase Bank, N.A.	11/9/20	1,386,567	—

RUB	404,058,000	USD	5,193,548	Standard Chartered Bank	11/9/20	—	(110,872)

RUB	404,058,000	USD	5,193,548	Standard Chartered Bank	11/9/20	—	(110,872)

USD	16,725,754	CNH	117,100,000	Citibank, N.A.	11/9/20	—	(754,075)

USD	26,859,193	CNH	188,025,899	Standard Chartered Bank	11/9/20	—	(1,207,935)

USD	11,726,841	EGP	193,874,000	HSBC Bank USA, N.A.	11/9/20	—	(594,526)

EGP	170,140,000	USD	10,404,525	Goldman Sachs International	11/10/20	404,481	—

EGP	318,893,000	USD	19,515,558	Goldman Sachs International	11/12/20	728,827	—

USD	5,542,765	UAH	156,416,830	BNP Paribas	11/13/20	76,525	—

USD	4,175,053	UAH	117,653,000	BNP Paribas	11/13/20	63,478	—

EGP	314,980,000	USD	19,312,078	HSBC Bank USA, N.A.	11/17/20	647,172	—

USD	4,186,209	UAH	119,600,000	Bank of America, N.A.	11/18/20	13,535	—

USD	8,625,287	CNH	58,060,000	Barclays Bank PLC	11/20/20	—	(34,635)

EUR	1,893,845	USD	2,210,411	BNP Paribas	11/30/20	—	(3,431)

EUR	726,204	USD	851,829	BNP Paribas	11/30/20	—	(5,553)

EUR	2,942,278	USD	3,451,261	BNP Paribas	11/30/20	—	(22,498)

EUR	790,404,798	USD	927,136,450	BNP Paribas	11/30/20	—	(6,043,684)

USD	264,005,593	EUR	225,070,741	BNP Paribas	11/30/20	1,720,962	—

USD	132,836,084	EUR	113,245,766	BNP Paribas	11/30/20	865,913	—

USD	117,931,714	EUR	100,539,454	BNP Paribas	11/30/20	768,756	—

USD	91,096,703	EUR	77,662,000	BNP Paribas	11/30/20	593,828	—

USD	71,099,026	EUR	60,613,528	BNP Paribas	11/30/20	463,470	—

USD	70,821,477	EUR	60,376,911	BNP Paribas	11/30/20	461,661	—

USD	48,961,829	EUR	41,741,066	BNP Paribas	11/30/20	319,165	—

USD	25,869,523	EUR	22,054,354	BNP Paribas	11/30/20	168,635	—

USD	23,877,375	EUR	20,356,002	BNP Paribas	11/30/20	155,648	—

USD	19,747,565	EUR	16,835,246	BNP Paribas	11/30/20	128,728	—

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	17,282,787	EUR	14,733,967	BNP Paribas	11/30/20	$112,661	$—

USD	12,077,794	EUR	10,296,593	BNP Paribas	11/30/20	78,731	—

USD	11,638,228	EUR	9,921,852	BNP Paribas	11/30/20	75,866	—

USD	7,518,862	EUR	6,410,000	BNP Paribas	11/30/20	49,013	—

USD	6,451,442	EUR	5,500,000	BNP Paribas	11/30/20	42,055	—

USD	2,288,888	EUR	1,951,329	BNP Paribas	11/30/20	14,920	—

USD	3,317,754	UAH	95,548,000	Goldman Sachs International	11/30/20	—	(2,544)

USD	3,317,778	UAH	95,552,000	Goldman Sachs International	11/30/20	—	(2,659)

KRW	33,083,265,000	USD	27,878,082	Australia and New Zealand Banking Group Limited	12/1/20	1,213,602	—

KRW	17,888,172,200	USD	15,393,421	Australia and New Zealand Banking Group Limited	12/1/20	336,497	—

MYR	14,144,299	USD	3,394,360	Goldman Sachs International	12/2/20	—	(2,371)

MYR	14,144,299	USD	3,394,360	Goldman Sachs International	12/2/20	—	(2,371)

MYR	7,496,478	USD	1,801,259	Goldman Sachs International	12/2/20	—	(3,505)

MYR	7,496,478	USD	1,801,259	Goldman Sachs International	12/2/20	—	(3,505)

USD	21,079,792	UAH	609,206,000	Bank of America, N.A.	12/7/20	—	(42,940)

EGP	149,000,000	USD	9,186,190	Citibank, N.A.	12/8/20	188,292	—

USD	15,200,347	UAH	438,530,000	Goldman Sachs International	12/8/20	99	—

CNH	41,458,486	USD	6,048,625	Citibank, N.A.	12/9/20	126,553	—

CNH	20,007,187	USD	2,918,968	Citibank, N.A.	12/9/20	61,072	—

CNH	20,007,187	USD	2,918,968	Citibank, N.A.	12/9/20	61,072	—

KRW	11,972,349,015	USD	10,142,761	Australia and New Zealand Banking Group Limited	12/10/20	386,160	—

USD	5,685,880	ZAR	92,090,000	Standard Chartered Bank	12/14/20	54,196	—

EGP	430,165,000	USD	26,689,313	Citibank, N.A.	12/16/20	319,714	—

EGP	260,033,000	USD	16,138,588	Citibank, N.A.	12/16/20	188,259	—

USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(2,051,723)

EGP	163,263,000	USD	9,348,010	Citibank, N.A.	12/24/20	882,006	—

EGP	117,540,000	USD	7,264,524	Goldman Sachs International	12/24/20	100,501	—

EGP	88,500,000	USD	5,466,337	Goldman Sachs International	12/24/20	79,049	—

EGP	78,325,000	USD	4,851,347	Goldman Sachs International	12/24/20	56,476	—

USD	2,175,345	EGP	36,263,000	Goldman Sachs International	12/24/20	—	(96,885)

USD	14,446,196	UAH	421,540,000	BNP Paribas	1/5/21	—	(39,466)

CNH	55,277,981	USD	8,044,997	Bank of America, N.A.	1/11/21	168,515	—

CNH	26,676,250	USD	3,882,384	Bank of America, N.A.	1/11/21	81,323	—

CNH	26,676,250	USD	3,882,384	Bank of America, N.A.	1/11/21	81,323	—

CNH	55,277,981	USD	8,044,646	UBS AG	1/11/21	168,867	—

CNH	26,676,250	USD	3,882,215	UBS AG	1/11/21	81,492	—

CNH	26,676,250	USD	3,882,215	UBS AG	1/11/21	81,492	—

EGP	250,092,500	USD	15,500,000	Goldman Sachs International	1/11/21	90,603	—

EGP	48,450,000	USD	3,000,000	Goldman Sachs International	1/11/21	20,341	—

EGP	290,000,000	USD	18,034,826	HSBC Bank USA, N.A.	1/11/21	43,585	—

EGP	32,370,000	USD	2,000,000	HSBC Bank USA, N.A.	1/11/21	17,925	—

USD	9,696,712	UAH	283,144,000	Bank of America, N.A.	1/11/21	—	(15,133)

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	6,424,828	UAH	186,320,000	BNP Paribas	1/11/21	$34,047	$—

TRY	37,893,000	USD	4,651,483	Standard Chartered Bank	1/13/21	—	(287,687)

TRY	99,490,000	USD	12,167,895	Standard Chartered Bank	1/13/21	—	(710,527)

TRY	124,277,500	USD	15,208,652	Standard Chartered Bank	1/13/21	—	(896,731)

TRY	124,220,000	USD	15,208,251	Standard Chartered Bank	1/13/21	—	(902,951)

USD	1,692,979	CRC	1,028,400,000	Citibank, N.A.	1/13/21	7,119	—

USD	2,167,104	TRY	17,400,000	Citibank, N.A.	1/13/21	163,303	—

USD	15,208,441	TRY	129,728,000	Standard Chartered Bank	1/13/21	268,834	—

USD	15,208,564	TRY	130,527,500	Standard Chartered Bank	1/13/21	176,886	—

USD	12,562,391	TRY	108,225,000	Standard Chartered Bank	1/13/21	99,092	—

USD	7,747,763	UAH	225,150,000	Bank of America, N.A.	1/13/21	29,878	—

EGP	60,356,250	USD	3,750,000	HSBC Bank USA, N.A.	1/18/21	3,833	—

USD	1,713,604	CRC	1,041,100,000	Citibank, N.A.	1/20/21	7,871	—

CNH	10,651,064	USD	1,580,276	Goldman Sachs International	1/21/21	1,152	—

CNH	10,651,064	USD	1,580,276	Goldman Sachs International	1/21/21	1,152	—

USD	7,269,942	CNH	48,999,431	Goldman Sachs International	1/21/21	—	(5,300)

USD	3,429,159	CRC	2,083,900,000	Citibank, N.A.	1/21/21	15,178	—

EGP	488,721,000	USD	30,483,144	HSBC Bank USA, N.A.	1/26/21	—	(167,783)

THB	1,424,220,000	USD	45,452,863	Standard Chartered Bank	1/26/21	228,060	—

USD	56,131,167	THB	1,758,814,001	Standard Chartered Bank	1/26/21	—	(281,638)

USD	2,828,051	CRC	1,727,600,000	Citibank, N.A.	1/28/21	—	(648)

USD	4,976,645	UAH	145,965,000	Bank of America, N.A.	1/29/21	—	(2,292)

USD	4,976,633	UAH	146,313,000	Bank of America, N.A.	1/29/21	—	(14,175)

MYR	22,939,223	USD	5,495,741	Morgan Stanley & Co. International PLC	2/2/21	—	(1,906)

MYR	22,939,223	USD	5,495,741	Morgan Stanley & Co. International PLC	2/2/21	—	(1,906)

EGP	786,746,000	USD	45,938,690	Goldman Sachs International	2/8/21	2,662,512	—

USD	43,500,452	EGP	786,746,000	HSBC Bank USA, N.A.	2/8/21	—	(5,100,750)

USD	12,311,703	UAH	362,949,000	Bank of America, N.A.	2/22/21	23,450	—

TRY	15,300,000	USD	2,021,581	Citibank, N.A.	2/26/21	—	(297,691)

TRY	29,589,900	USD	3,958,602	Citibank, N.A.	2/26/21	—	(624,634)

TRY	19,154,911	USD	2,562,496	Standard Chartered Bank	2/26/21	—	(404,264)

TRY	122,354,400	USD	16,350,370	Standard Chartered Bank	2/26/21	—	(2,564,394)

TRY	203,778,000	USD	27,250,334	Standard Chartered Bank	2/26/21	—	(4,290,157)

TRY	203,750,000	USD	27,250,234	Standard Chartered Bank	2/26/21	—	(4,293,212)

USD	21,734,832	TRY	151,656,000	Standard Chartered Bank	2/26/21	4,647,371	—

USD	17,388,063	TRY	121,031,800	Standard Chartered Bank	2/26/21	3,751,108	—

USD	17,388,173	TRY	121,062,200	Standard Chartered Bank	2/26/21	3,747,792	—

USD	10,867,504	TRY	76,002,500	Standard Chartered Bank	2/26/21	2,304,113	—

USD	10,102,502	TRY	76,610,000	Standard Chartered Bank	2/26/21	1,470,662	—

USD	3,517,498	TRY	25,530,000	Standard Chartered Bank	2/26/21	640,969	—

USD	2,840,198	TRY	21,000,000	Standard Chartered Bank	2/26/21	474,076	—

USD	93,722	TRY	745,211	Standard Chartered Bank	2/26/21	9,757	—

USD	41,519	TRY	289,500	Standard Chartered Bank	2/26/21	8,901	—

USD	1,387,729	EGP	24,202,000	Goldman Sachs International	3/8/21	—	(95,094)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,947,190	EGP	51,399,000	Goldman Sachs International	3/8/21	$—	$(201,956)

USD	2,947,190	EGP	51,399,000	Goldman Sachs International	3/8/21	—	(201,956)

USD	15,116,251	BHD	5,726,036	Standard Chartered Bank	3/11/21	—	(47,651)

USD	12,596,983	SAR	47,604,000	Standard Chartered Bank	3/11/21	—	(88,534)

USD	13,934,265	OMR	5,681,000	BNP Paribas	3/15/21	—	(769,911)

USD	20,203,166	BHD	7,651,000	Standard Chartered Bank	3/16/21	—	(57,383)

USD	70,240,195	AED	258,800,000	BNP Paribas	4/5/21	—	(208,303)

AED	400,000,000	USD	108,663,171	BNP Paribas	4/8/21	221,380	—

USD	40,013,843	AED	147,415,000	BNP Paribas	4/8/21	—	(114,197)

USD	80,028,140	AED	294,751,643	BNP Paribas	4/8/21	—	(206,611)

USD	70,473,173	AED	259,672,500	BNP Paribas	4/8/21	—	(212,636)

USD	139,374,949	AED	513,540,937	BNP Paribas	4/12/21	—	(416,224)

USD	146,852,095	AED	540,959,063	Morgan Stanley & Co. International PLC	4/12/21	—	(402,576)

TRY	745,211	USD	90,252	Standard Chartered Bank	5/17/21	—	(9,549)

TRY	24,673,000	USD	3,002,246	Standard Chartered Bank	5/17/21	—	(330,272)

TRY	74,724,186	USD	9,074,048	Standard Chartered Bank	5/17/21	—	(981,755)

TRY	74,749,500	USD	9,085,396	Standard Chartered Bank	5/17/21	—	(990,362)

TRY	74,680,000	USD	9,085,231	Standard Chartered Bank	5/17/21	—	(997,723)

TRY	74,683,000	USD	9,085,596	Standard Chartered Bank	5/17/21	—	(997,764)

TRY	74,645,000	USD	9,086,500	Standard Chartered Bank	5/17/21	—	(1,002,783)

TRY	74,567,500	USD	9,085,361	Standard Chartered Bank	5/17/21	—	(1,010,036)

TRY	73,960,000	USD	9,086,068	Standard Chartered Bank	5/17/21	—	(1,076,533)

TRY	149,100,000	USD	18,171,992	Standard Chartered Bank	5/17/21	—	(2,025,134)

USD	27,894,973	TRY	223,634,000	Standard Chartered Bank	5/17/21	3,676,419	—

USD	15,022,295	TRY	115,376,332	Standard Chartered Bank	5/17/21	2,527,558	—

USD	13,947,518	TRY	112,682,000	Standard Chartered Bank	5/17/21	1,744,566	—

USD	8,368,540	TRY	66,080,500	Standard Chartered Bank	5/17/21	1,212,319	—

USD	5,579,001	TRY	43,572,000	Standard Chartered Bank	5/17/21	860,350	—

USD	5,579,028	TRY	43,628,000	Standard Chartered Bank	5/17/21	854,312	—

USD	5,578,968	TRY	43,767,000	Standard Chartered Bank	5/17/21	839,199	—

USD	5,579,007	TRY	44,222,000	Standard Chartered Bank	5/17/21	789,964	—

USD	460,958	TRY	3,565,565	Standard Chartered Bank	5/17/21	74,824	—

USD	6,119,316	GHS	41,183,000	ICBC Standard Bank plc	5/24/21	—	(353,138)

USD	2,625,328	GHS	17,596,000	Standard Chartered Bank	5/24/21	—	(140,116)

USD	1,300,599	GHS	8,688,000	JPMorgan Chase Bank, N.A.	5/28/21	—	(62,302)

USD	1,097,978	GHS	7,329,000	JPMorgan Chase Bank, N.A.	6/2/21	—	(49,074)

USD	3,571,810	GHS	24,074,000	Standard Chartered Bank	6/4/21	—	(192,494)

USD	3,542,668	GHS	24,037,000	JPMorgan Chase Bank, N.A.	6/7/21	—	(210,645)

USD	2,216,842	GHS	14,742,000	ICBC Standard Bank plc	6/14/21	—	(77,665)

USD	1,288,576	GHS	8,685,000	Standard Chartered Bank	6/16/21	—	(61,951)

USD	1,286,476	GHS	8,685,000	Standard Chartered Bank	6/18/21	—	(62,810)

USD	1,772,761	GHS	11,975,000	ICBC Standard Bank plc	6/21/21	—	(85,093)

USD	1,639,881	GHS	11,020,000	JPMorgan Chase Bank, N.A.	6/23/21	—	(68,243)

USD	2,269,357	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/1/21	—	(75,289)

USD	2,250,827	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/21	—	(49,216)

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,921,019	OMR	754,000	BNP Paribas	8/19/21	$—	$(18,173)

USD	43,018,585	OMR	16,897,700	BNP Paribas	8/23/21	—	(431,160)

USD	26,816,272	OMR	10,530,750	BNP Paribas	8/26/21	—	(257,675)

KES	764,700,000	USD	6,460,252	Standard Chartered Bank	10/12/21	43,468	—

KES	509,790,000	USD	4,306,750	Standard Chartered Bank	10/12/21	28,978	—

USD	6,079,569	OMR	2,390,000	Standard Chartered Bank	10/12/21	—	(50,089)

GEL	38,944,800	USD	11,242,725	Goldman Sachs International	10/21/21	—	(51,691)

USD	18,442,153	OMR	7,245,000	Bank of America, N.A.	10/28/21	—	(123,851)

USD	35,659,705	OMR	14,000,000	Credit Agricole Corporate and Investment Bank	10/28/21	—	(216,634)

USD	47,974,561	OMR	18,858,800	Bank of America, N.A.	11/4/21	—	(335,809)

USD	40,155,317	AED	148,012,500	BNP Paribas	1/31/22	—	(92,953)

USD	43,217,150	AED	159,291,500	BNP Paribas	2/3/22	—	(97,371)

USD	42,719,148	AED	157,394,000	BNP Paribas	2/22/22	—	(74,469)

USD	19,404,125	OMR	7,620,000	Standard Chartered Bank	2/22/22	—	(19,968)

USD	38,900,204	OMR	15,280,000	Standard Chartered Bank	2/22/22	—	(49,947)

USD	12,633,111	BHD	4,816,500	Bank of America, N.A.	3/14/22	—	(61,853)

USD	9,612,169	OMR	4,139,000	BNP Paribas	3/14/22	—	(929,106)

USD	25,194,536	SAR	95,903,000	Standard Chartered Bank	3/14/22	—	(307,378)

USD	60,660,554	SAR	230,838,000	Standard Chartered Bank	3/14/22	—	(722,414)

USD	17,011,383	BHD	6,518,000	BNP Paribas	3/16/22	—	(167,724)

USD	25,249,372	BHD	9,636,500	Standard Chartered Bank	3/16/22	—	(148,981)

USD	12,624,854	BHD	4,866,250	Standard Chartered Bank	3/16/22	—	(200,834)

USD	25,617,465	SAR	97,103,000	BNP Paribas	3/24/22	—	(201,439)

USD	38,426,649	SAR	145,637,000	HSBC Bank USA, N.A.	3/24/22	—	(297,053)

USD	45,976,495	SAR	174,090,000	Standard Chartered Bank	3/28/22	—	(311,119)

OMR	7,500,000	USD	18,796,992	BNP Paribas	8/29/22	161,899	—

USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(200,618)

						$49,610,817	$(51,556,248)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

WTI Crude Oil	(211)	Short	11/19/20	$(7,551,690)	$1,058,887

Equity Futures

E-mini S&P 500 Index	97	Long	12/18/20	15,833,795	(632,702)

TOPIX Index	195	Long	12/10/20	29,458,584	(687,974)

MSCI Emerging Markets Index	(274)	Short	12/18/20	(15,096,030)	193,817

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

Australia 10-Year Bond	569	Long	12/15/20	$59,798,215	$636,433

Euro-Bobl	(239)	Short	12/8/20	(37,819,600)	(184,029)

Euro-Bund	(122)	Short	12/8/20	(25,028,679)	(164,560)

Euro-Buxl	(146)	Short	12/8/20	(38,898,101)	(1,384,819)

U.S. 5-Year Treasury Note	(117)	Short	12/31/20	(14,695,383)	23,380

U.S. 10-Year Treasury Note	(442)	Short	12/21/20	(61,092,688)	450,222

U.S. 10-Year Ultra-Long Treasury Bond	(28)	Short	12/21/20	(4,403,875)	59,763

U.S. Long Treasury Bond	(207)	Short	12/21/20	(35,701,031)	746,007

U.S. Ultra-Long Treasury Bond	(185)	Short	12/21/20	(39,775,000)	712,469

					$826,894

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	56,810	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	0.62% (pays upon termination)	3/15/28	$(255,532)

EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	(1,552,865)

EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(1,598,693)

EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(1,601,913)

EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(1,685,667)

EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(2,617,065)

EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	2,917,169

EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	2,940,736

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	$2,962,899

EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	3,237,532

EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	4,974,727

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	1,116,933

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	1,097,366

EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	3,408,723

EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(425,509)

USD	43,660	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	1.00% (pays upon termination)	3/12/27	(2,327,412)

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(1,191,036)

USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	(624,273)

USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(821,627)

USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	2,316,074

USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(3,784,901)

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(192,243)

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	(171,042)

USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(179,593)

USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(207,211)

USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(211,947)

USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(308,687)

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	$(1,286,071)

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(956,863)

							$2,972,009

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$(1,168,932)

							$(1,168,932)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	3,674,499	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	$(714,881)	$—	$(714,881)

BRL	2,244,640	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	(1,200,971)	—	(1,200,971)

BRL	1,544,575	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(782,555)	—	(782,555)

BRL	463,519	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	(67,310)	—	(67,310)

BRL	354,128	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.77% (pays upon termination)	1/3/22	(365,232)	—	(365,232)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	84,020	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	$(3,191,633)	$—	$(3,191,633)

CAD	41,620	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(1,463,068)	—	(1,463,068)

CAD	36,300	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(1,268,412)	—	(1,268,412)

CAD	46,740	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	(303,975)	—	(303,975)

CAD	19,729	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.04% (pays semi-annually)	8/19/30	121,473	(211)	121,262

CAD	12,950	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.03% (pays semi-annually)	8/19/30	84,543	(137)	84,406

CLP	18,211,700	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.53% (pays semi-annually)	5/11/25	(475,493)	—	(475,493)

CLP	8,969,940	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	5/13/25	(203,698)	—	(203,698)

CLP	8,969,940	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.41% (pays semi-annually)	5/14/25	(165,095)	—	(165,095)

CLP	17,939,880	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.35% (pays semi-annually)	5/15/25	(296,451)	—	(296,451)

CLP	26,094,380	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.24% (pays semi-annually)	5/19/25	(218,906)	—	(218,906)

CNY	820,290	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	7/27/22	(164,079)	—	(164,079)

CNY	793,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	7/27/22	(158,620)	—	(158,620)

COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	(890,083)	—	(890,083)

COP	15,180,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	(185,434)	—	(185,434)

COP	100,029,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	(927,890)	—	(927,890)

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	11,171,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	$(67,602)	$—	$(67,602)

COP	11,171,850	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	(73,973)	—	(73,973)

COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	88,048	—	88,048

COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	179,035	—	179,035

COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	322,501	—	322,501

COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	207,276	—	207,276

EUR	9,682	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(459,509)	34,350	(425,159)

EUR	5,493	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(262,767)	54,637	(208,130)

EUR	10,400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(284,871)	(16)	(284,887)

EUR	5,660	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	(95,331)	8	(95,323)

EUR	3,520	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(535,142)	(1)	(535,143)

EUR	3,472	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(543,455)	—	(543,455)

EUR	6,319	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(956,307)	(2)	(956,309)

EUR	5,470	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(796,508)	(2)	(796,510)

EUR	30,400	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(3,413,937)	8	(3,413,929)

EUR	4,758	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(446,624)	(57)	(446,681)

EUR	13,498	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(857,464)	(12)	(857,476)

GBP	46,520	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(5,675,252)	—	(5,675,252)

GBP	41,298	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(5,035,937)	—	(5,035,937)

KRW	32,813,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	524,509	—	524,509

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

KRW	24,609,560	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	$398,672	$—	$398,672

MXN	4,049,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.43% (pays monthly)	9/1/21	(37,285)	—	(37,285)

MXN	1,506,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/1/21	(19,863)	—	(19,863)

MXN	1,340,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/1/21	(17,677)	—	(17,677)

MXN	690,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/2/21	(8,936)	—	(8,936)

MXN	2,980,263	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.49% (pays monthly)	8/31/22	(123,723)	—	(123,723)

MXN	747,198	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.50% (pays monthly)	8/31/22	(29,080)	—	(29,080)

NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,296,657	—	2,296,657

NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	1,305,317	—	1,305,317

NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	1,503,629	—	1,503,629

NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(13,221,337)	—	(13,221,337)

NZD	41,300	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(5,803,848)	—	(5,803,848)

SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	2,455,760	—	2,455,760

SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,675,584	—	1,675,584

SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,652,916	—	1,652,916

SGD	26,430	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	921,499	—	921,499

SGD	23,493	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	808,821	—	808,821

SGD	44,090	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	938,968	—	938,968

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

SGD	15,065	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	$314,420	$—	$314,420

SGD	8,815	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	189,750	—	189,750

SGD	90,200	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	8/21/25	193,697	—	193,697

USD	2,481	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(165,022)	—	(165,022)

USD	9,830	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(705,835)	—	(705,835)

USD	228	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(13,080)	—	(13,080)

USD	1,635	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(99,621)	—	(99,621)

USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(38,667)	—	(38,667)

USD	818	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(48,160)	—	(48,160)

USD	1,420	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(60,440)	—	(60,440)

USD	2,200	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(129,238)	—	(129,238)

USD	1,446	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(78,851)	—	(78,851)

USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(504,388)	—	(504,388)

USD	5,590	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(310,971)	—	(310,971)

USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(56,058)	—	(56,058)

USD	2,978	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(148,258)	—	(148,258)

USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(346,063)	—	(346,063)

USD	742	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(35,311)	—	(35,311)

USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(73,965)	—	(73,965)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(14,073)	—	(14,073)

USD	20,810	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	303,018	—	303,018

USD	6,240	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/23/25	(17,755)	—	(17,755)

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,634	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	$9,920	$—	$9,920

USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	4,067	—	4,067

USD	3,742	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	(7,463)	—	(7,463)

USD	14,000	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	(1,015)	—	(1,015)

USD	59,173	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(4,633,419)	—	(4,633,419)

USD	59,130	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	1,005,286	—	1,005,286

USD	6,513	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	139,173	—	139,173

USD	4,370	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/26/30	68,522	—	68,522

USD	2,500	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/29/30	39,470	—	39,470

USD	2,975	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/1/30	39,249	—	39,249

USD	1,925	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	32,201	—	32,201

USD	26,160	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	194,424	—	194,424

USD	8,783	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	32,066	—	32,066

USD	1,170	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	6,780	—	6,780

USD	6,441	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	89,539	—	89,539

USD	2,341	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	22,116	—	22,116

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.75% (pays semi-annually)	6/18/30	7,877	—	7,877

USD	20,406	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	222,230	—	222,230

USD	10,592	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	122,108	—	122,108

USD	3,200	Receives	3-month USD-LIBOR (pays quarterly)	0.68% (pays semi-annually)	6/23/30	50,336	—	50,336

USD	9,962	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/26/30	145,036	—	145,036

USD	8,152	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	132,840	—	132,840

USD	3,282	Receives	3-month USD-LIBOR (pays quarterly)	0.64% (pays semi-annually)	6/30/30	65,396	—	65,396

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.63% (pays semi-annually)	6/30/30	20,681	—	20,681

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	6,830	Receives	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	7/1/30	$147,251	$—	$147,251

USD	4,718	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(409,202)	—	(409,202)

USD	3,189	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(315,105)	—	(315,105)

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(130,838)	—	(130,838)

USD	2,190	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(381,823)	—	(381,823)

USD	3,153	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(520,189)	—	(520,189)

USD	1,561	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(259,794)	—	(259,794)

USD	1,462	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(240,252)	—	(240,252)

USD	6,414	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(1,209,068)	—	(1,209,068)

USD	6,415	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(1,138,844)	—	(1,138,844)

USD	9,720	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	(865,221)	—	(865,221)

USD	1,960	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	190,929	—	190,929

USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	94,474	—	94,474

USD	9,369	Receives	3-month USD-LIBOR (pays quarterly)	1.03% (pays semi-annually)	6/19/50	654,650	—	654,650

USD	1,481	Receives	3-month USD-LIBOR (pays quarterly)	1.00% (pays semi-annually)	6/22/50	115,044	—	115,044

Total						$(44,630,445)	$88,565	$(44,541,880)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Bank of America, N.A.	THB	87,100	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	$267,408

Citibank, N.A.	THB	725,400	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	2,232,012

Goldman Sachs International	THB	938,900	Pays	6-month THB Fixing Rate (pays semi-annually)	2.19% (pays semi-annually)	2/22/29	2,901,742

							$5,401,162

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$51,766	1.00% (pays quarterly)(1)	12/20/25	2.15%	$(2,866,923)	$3,626,131	$759,208

Chile	46,350	1.00% (pays quarterly)(1)	12/20/25	0.57	1,068,295	(703,792)	364,503

Colombia	48,757	1.00% (pays quarterly)(1)	12/20/25	1.26	(573,154)	1,293,857	720,703

Mexico	48,754	1.00% (pays quarterly)(1)	12/20/25	1.28	(626,825)	1,422,183	795,358

Peru	46,643	1.00% (pays quarterly)(1)	12/20/25	0.60	1,001,933	(375,430)	626,503

South Africa	6,050	1.00% (pays quarterly)(1)	6/20/21	0.90	10,936	115,004	125,940

Turkey	77,931	1.00% (pays quarterly)(1)	6/20/21	3.90	(1,346,604)	2,084,747	738,143

Turkey	14,870	1.00% (pays quarterly)(1)	12/20/21	4.74	(605,419)	663,803	58,384

Total	$341,121				$(3,937,761)	$8,126,503	$4,188,742

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$162,817	1.00% (pays quarterly)(1)	12/20/25	$(4,557,682)	$4,040,445	$(517,237)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	940	1.00% (pays quarterly)(1)	6/20/24	15,457	(20,008)	(4,551)

Qatar	52,166	1.00% (pays quarterly)(1)	12/20/22	(959,951)	(8,115)	(968,066)

Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	(506,847)	(755,315)	(1,262,162)

Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	(506,868)	(755,437)	(1,262,305)

Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(1,222,768)	(1,717,333)	(2,940,101)

Russia	138,897	1.00% (pays quarterly)(1)	12/20/25	213,855	(918,213)	(704,358)

Saudi Arabia	47,234	1.00% (pays quarterly)(1)	12/20/25	(329,603)	283,064	(46,539)

South Africa	10,560	1.00% (pays quarterly)(1)	9/20/22	134,601	60,292	194,893

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	$41,600	1.00% (pays quarterly)(1)	12/20/27	$5,595,588	$(4,088,941)	$1,506,647

Turkey	158,639	1.00% (pays quarterly)(1)	12/20/25	31,085,311	(28,742,682)	2,342,629

Total				$28,961,093	$(32,622,243)	$(3,661,150)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	Barclays Bank PLC	$6,200	1.00% (pays quarterly)(1)	12/20/25	1.27%	$(76,310)	$81,256	$4,946

Vietnam	Goldman Sachs International	5,900	1.00% (pays quarterly)(1)	12/20/25	1.27	(72,618)	78,039	5,421

Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	12/20/25	1.27	(43,078)	43,332	254

Total		$15,600				$(192,006)	$202,627	$10,621

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Dubai	Barclays Bank PLC	$6,348	1.00% (pays quarterly)(1)	12/20/24	$69,621	$(87,232)	$(17,611)

Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	104,979	(131,648)	(26,669)

Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	1,039,444	(792,868)	246,576

Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	970,426	(738,710)	231,716

Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	829,853	(292,904)	536,949

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	906,246	(330,367)	575,879

Oman	Bank of America, N.A.	23,000	1.00% (pays quarterly)(1)	6/20/26	4,121,677	(2,891,698)	1,229,979

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	Goldman Sachs International	$1,360	1.00% (pays quarterly)(1)	12/20/20	$(3,281)	$(862)	$(4,143)

Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(19,205)	(3,433)	(22,638)

Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	(45,910)	575	(45,335)

Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	(142,773)	7,164	(135,609)

Saudi Arabia	Barclays Bank PLC	86,688	1.00% (pays quarterly)(1)	12/20/30	2,793,180	(2,937,308)	(144,128)

Saudi Arabia	Goldman Sachs International	12,269	1.00% (pays quarterly)(1)	12/20/30	395,904	(386,667)	9,237

Saudi Arabia	Goldman Sachs International	7,214	1.00% (pays quarterly)(1)	12/20/30	232,385	(273,166)	(40,781)

South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	63,732	(70,569)	(6,837)

South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	186,606	(195,410)	(8,804)

South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	95,598	(139,492)	(43,894)

South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	245,712	(253,068)	(7,356)

South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,336,370	(1,530,256)	(193,886)

South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	39,131	(55,231)	(16,100)

South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	191,195	(278,612)	(87,417)

South Africa	Goldman Sachs International	21,329	1.00% (pays quarterly)(1)	12/20/30	4,129,091	(4,345,180)	(216,089)

South Africa	Goldman Sachs International	15,240	1.00% (pays quarterly)(1)	12/20/30	2,949,048	(3,182,784)	(233,736)

South Africa	Goldman Sachs International	21,330	1.00% (pays quarterly)(1)	12/20/30	4,127,507	(4,587,984)	(460,477)

South Africa	Goldman Sachs International	19,501	1.00% (pays quarterly)(1)	12/20/30	3,773,582	(4,295,541)	(521,959)

South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	118,137	(134,428)	(16,291)

South Africa	HSBC Bank USA, N.A.	58,700	1.00% (pays quarterly)(1)	6/20/29	9,713,696	(6,405,375)	3,308,321

Ukraine	Barclays Bank PLC	145,588	5.00% (pays quarterly)(1)	12/20/25	5,551,794	(4,249,145)	1,302,649

Ukraine	JPMorgan Chase Bank, N.A.	9,135	5.00% (pays quarterly)(1)	12/20/25	348,350	(253,261)	95,089

Total					$44,122,095	$(38,835,460)	$5,286,635

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $356,721,000.

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	63,700	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	12/17/20	$10,744

Citibank, N.A.	USD	54,700	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	12/17/20	27,013

Citibank, N.A.	USD	50,000	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	12/17/20	75,327

Citibank, N.A.	USD	29,606	Notional Amount (pays upon termination)	Value of 153 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	731,340

Citibank, N.A.	USD	11,706	Notional Amount (pays upon termination)	Value of 60 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	382,800

Citibank, N.A.	USD	29,912	Notional Amount (pays upon termination)	Value of 153 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	1,037,340

Citibank, N.A.	USD	30,248	Notional Amount (pays upon termination)	Value of 153 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	1,373,940

Citibank, N.A.	USD	12,035	Notional Amount (pays upon termination)	Value of 61 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	523,380

Citibank, N.A.	USD	18,234	Notional Amount (pays upon termination)	Value of 92 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	872,160

Goldman Sachs International	PEN	66,454	Total Return on Peru Government Bond, 6.95% due 8/12/31 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 140 bp on $18,692,057 (pays upon termination) plus USD equivalent of Notional Amount at termination date	12/15/20	(324,318)

Goldman Sachs International	PEN	94,933	Total Return on Peru Government Bond, 5.94% due 2/12/29 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 140 bp on $26,590,387 (pays upon termination) plus USD equivalent of Notional Amount at termination date	12/16/20	200,682

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Total Return Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	PEN	66,453	Total Return on Peru Government Bond, 6.90% due 8/12/37 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 140 bp on $18,562,291 (pays upon termination) plus USD equivalent of Notional Amount at termination date	12/17/20	$(197,104)

JPMorgan Chase Bank, N.A.	CNY	110,859	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 14.00% on $16,516,286 (pays quarterly)	4/16/21	(434,181)

UBS AG	CNY	88,988	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 11.00% on $12,804,186 (pays upon termination)	2/12/21	199,933

						$4,479,056

Cross-Currency Swaps
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLF	597	CLP	17,170,562	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.62)% (pays semi-annually)	5/8/25	$846,838

Goldman Sachs International	CLF	299	CLP	8,586,125	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.74)% (pays semi-annually)	5/13/25	352,343

Goldman Sachs International	CLF	299	CLP	8,586,153	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.86)% (pays semi-annually)	5/14/25	282,030

Goldman Sachs International	CLF	598	CLP	17,172,249	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.93)% (pays semi-annually)	5/15/25	476,362

Goldman Sachs International	CLF	860	CLP	24,696,839	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(1.09)% (pays semi-annually)	5/19/25	417,413

								$2,374,986

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KES	–	Kenyan Shilling

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value (identified cost, $2,593,345,872)	$2,540,280,913

Affiliated investment, at value (identified cost, $316,280,512)	316,280,512

Cash	24,469,769

Deposits for derivatives collateral —

Futures contracts	1,723,870

Centrally cleared derivatives	163,801,754

OTC derivatives	18,235,596

Foreign currency, at value (identified cost, $22,721,303)	24,348,043

Interest and dividends receivable	54,074,139

Dividends receivable from affiliated investment	34,101

Receivable for investments sold	29,151,984

Receivable for variation margin on open centrally cleared derivatives	3,462,458

Receivable for open forward foreign currency exchange contracts	49,610,817

Receivable for open swap contracts	20,757,823

Receivable for closed swap contracts	335,121

Upfront payments on open non-centrally cleared swap contracts	38,843,199

Total assets	$3,285,410,099

Liabilities

Cash collateral due to brokers	$17,209,996

Payable for reverse repurchase agreements, including accrued interest of $298,672	129,156,898

Payable for investments purchased	11,522,018

Payable for securities sold short, at value (proceeds, $22,945,760)	16,481,613

Payable for variation margin on open futures contracts	152,210

Payable for open forward commodity contracts	4,537,148

Payable for open forward foreign currency exchange contracts	51,556,248

Payable for open swap contracts	4,374,295

Payable for closed swap contracts	373,376

Upfront receipts on open non-centrally cleared swap contracts	210,366

Payable to affiliates:

Investment adviser fee	2,407,460

Trustees’ fees	9,218

Other	251,836

Accrued foreign capital gains taxes	146,147

Accrued expenses	1,301,422

Total liabilities	$239,690,251

Net Assets applicable to investors’ interest in Portfolio	$3,045,719,848

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2020

Interest and other income (net of foreign taxes, $1,163,896)	$209,728,643

Dividends (net of foreign taxes, $232,377)	2,240,792

Dividends from affiliated investment	1,161,342

Total investment income	$213,130,777

Expenses

Investment adviser fee	$29,354,652

Trustees’ fees and expenses	108,500

Custodian fee	3,370,875

Legal and accounting services	169,898

Interest expense and fees	2,618,004

Dividend expense on securities sold short	220,960

Miscellaneous	115,409

Total expenses	$35,958,298

Deduct —

Allocation of expenses to affiliate	$1,161,983

Total expense reductions	$1,161,983

Net expenses	$34,796,315

Net investment income	$178,334,462

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $1,275,848)	$(17,421,580)

Investment transactions — affiliated investment	77,371

Futures contracts	26,815,100

Swap contracts	27,999,966

Foreign currency transactions	(8,887,346)

Forward foreign currency exchange contracts	20,125,247

Non-deliverable bond forward contracts	1,345,781

Net realized gain	$50,054,539

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $99,174)	$(117,310,295)

Investments — affiliated investment	(17,234)

Securities sold short	6,464,147

Futures contracts	(2,574,866)

Swap contracts	64,466,184

Forward commodity contracts	(4,537,148)

Foreign currency	(319,354)

Forward foreign currency exchange contracts	6,202,205

Net change in unrealized appreciation (depreciation)	$(47,626,361)

Net realized and unrealized gain	$2,428,178

Net increase in net assets from operations	$180,762,640

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$178,334,462	$214,642,982

Net realized gain (loss)	50,054,539	(223,067,269)

Net change in unrealized appreciation (depreciation)	(47,626,361)	277,785,510

Net increase in net assets from operations	$180,762,640	$269,361,223

Capital transactions —

Contributions	$204,435,055	$370,424,184

Withdrawals	(670,755,810)	(1,825,445,711)

Net decrease in net assets from capital transactions	$(466,320,755)	$(1,455,021,527)

Net decrease in net assets	$(285,558,115)	$(1,185,660,304)

Net Assets

At beginning of year	$3,331,277,963	$4,516,938,267

At end of year	$3,045,719,848	$3,331,277,963

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2020		2019		2018		2017	2016

Ratios (as a percentage of average daily net assets):

Expenses(1)	1.11	%(2)	1.26	%(2)	1.11	%(2)	1.13%	1.10%

Net investment income	5.69%		5.86%		5.09%		4.54%	5.09%

Portfolio Turnover	80%		71%		75%		76%	97%

Total Return	6.57	%(2)	8.22	%(2)	(7.08	)%(2)	5.65%	7.79	%(3)

Net assets, end of year (000’s omitted)	$3,045,720		$3,331,278		$4,516,938		$4,067,979	$2,260,213

(1)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.09%, 0.24%, 0.07%, 0.06% and 0.03% of average daily net assets for the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.04%, 0.05% and 0.03% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(3)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 91.2%, 8.4% and 0.4%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2020 were $7,573,310 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

54

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

55

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to

56

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

57

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2020, the Portfolio’s investment adviser fee amounted to $29,354,652 or 0.94% of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $1,161,983 of the Portfolio’s operating expenses for the year ended October 31, 2020. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,901,778,132	$2,106,388,638

U.S. Government and Agency Securities	60,381,632	79,731,102

	$1,962,159,764	$2,186,119,740

58

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,959,902,900

Gross unrealized appreciation	$113,965,569

Gross unrealized depreciation	(249,485,917)

Net unrealized depreciation	$(135,520,348)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, forward commodity contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2020 is included in the Consolidated Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, cross-currency swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $58,621,106. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $21,161,679 at October 31, 2020.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

59

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2020. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2020 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Not applicable	$1,058,887 *	$39,125,976 *	$193,817 *	$18,549,676 *	$47,738,191 *	$106,666,547

Receivable for open forward foreign currency exchange contracts	—	—	—	49,610,817	—	49,610,817

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	5,034,044	44,333,264	199,933	200,682	7,776,148	57,544,071

Total Asset Derivatives	$6,092,931	$83,459,240	$393,750	$68,361,175	$55,514,339	$213,821,435

Derivatives not subject to master netting or similar agreements	$1,058,887	$39,125,976	$193,817	$18,549,676	$47,738,191	$106,666,547

Total Asset Derivatives subject to master netting or similar agreements	$5,034,044	$44,333,264	$199,933	$49,811,499	$7,776,148	$107,154,888

Not applicable	$—	$(14,102,644)*	$(1,320,676)*	$(13,770,869)*	$(88,501,761)*	$(117,695,950)

Payable for open forward commodity contracts	(4,537,148)	—	—	—	—	(4,537,148)

Payable for open forward foreign currency exchange contracts	—	—	—	(51,556,248)	—	(51,556,248)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(403,175)	(434,181)	(521,422)	(1,168,932)	(2,527,710)

Total Liability Derivatives	$(4,537,148)	$(14,505,819)	$(1,754,857)	$(65,848,539)	$(89,670,693)	$(176,317,056)

Derivatives not subject to master netting or similar agreements	$—	$(14,102,644)	$(1,320,676)	$(13,770,869)	$(88,501,761)	$(117,695,950)

Total Liability Derivatives subject to master netting or similar agreements	$(4,537,148)	$(403,175)	$(434,181)	$(52,077,670)	$(1,168,932)	$(58,621,106)

*

Only the daily variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

60

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$1,936,259	$—	$—	$(1,936,259)	$—	$2,150,000

Bank of America, N.A.	6,869,144	(1,818,348)	(5,050,796)	—	—	—

Barclays Bank PLC	9,559,018	(110,945)	—	(9,448,073)	—	9,540,000

BNP Paribas	8,317,445	(8,317,445)	—	—	—	—

Citibank, N.A.	10,218,723	(6,214,196)	—	(3,439,996)	564,531	3,439,996

Goldman Sachs International	25,460,446	(1,332,273)	(21,681,696)	—	2,446,477	—

HSBC Bank USA, N.A.	11,012,332	(6,160,112)	(4,852,220)	—	—	—

JPMorgan Chase Bank, N.A.	2,705,343	(948,950)	—	(1,756,393)	—	2,080,000

Morgan Stanley & Co. International PLC	10,620	(10,620)	—	—	—	—

Standard Chartered Bank	30,533,774	(27,944,820)	—	—	2,588,954	—

UBS AG	531,784	—	(531,784)	—	—	—

	$107,154,888	$(52,857,709)	$(32,116,496)	$(16,580,721)	$5,599,962	$17,209,996

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(1,818,348)	$1,818,348	$—	$—	$—	$—

Barclays Bank PLC	(110,945)	110,945	—	—	—	—

BNP Paribas	(12,722,947)	8,317,445	4,405,502	—	—	—

Citibank, N.A.	(6,214,196)	6,214,196	—	—	—	1,025,600

Credit Agricole Corporate and Investment Bank	(216,634)	—	216,634	—	—	—

Goldman Sachs International	(1,332,273)	1,332,273	—	—	—	—

HSBC Bank USA, N.A.	(6,160,112)	6,160,112	—	—	—	—

ICBC Standard Bank plc	(515,896)	—	—	—	(515,896)	—

JPMorgan Chase Bank, N.A.	(948,950)	948,950	—	—	—	—

Morgan Stanley & Co. International PLC	(450,134)	10,620	400,986	—	(38,528)	—

Nomura International PLC	(185,851)	—	185,851	—	—	—

Standard Chartered Bank	(27,944,820)	27,944,820	—	—	—	—

	$(58,621,106)	$52,857,709	$5,208,973	$—	$(554,424)	$1,025,600

Total — Deposits for derivatives collateral — OTC derivatives						$18,235,596

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

61

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

Information with respect to reverse repurchase agreements at October 31, 2020 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2020 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(6,535,555)	$(928,702)	$4,842,052	$(2,622,205)

Futures contracts	24,425,567	—	1,145,711	—	1,243,822	26,815,100

Swap contracts	13,484,817	21,747,063	8,809,974	(7,256,928)	(8,784,960)	27,999,966

Forward foreign currency exchange contracts	—	—	—	20,125,247	—	20,125,247

Non-deliverable bond forward contracts	—	—	—	—	1,345,781	1,345,781

Total	$37,910,384	$21,747,063	$3,420,130	$11,939,617	$(1,353,305)	$73,663,889

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$4,906,018	$676,379	$(5,711,069)	$(128,672)

Futures contracts	1,194,717	—	(3,783,326)	—	13,743	(2,574,866)

Swap contracts	4,102,768	24,592,547	(797,686)	6,200,435	30,368,120	64,466,184

Forward commodity contracts	(4,537,148)	—	—	—	—	(4,537,148)

Forward foreign currency exchange contracts	—	—	—	6,202,205	—	6,202,205

Total	$760,337	$24,592,547	$325,006	$13,079,019	$24,670,794	$63,427,703

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2020, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$97,961,000	$152,229,000	$25,565,000	$8,296,568,000	$14,284,000	$56,572,000	$5,264,567,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during the year ended October 31, 2020, which are indicative of the volume of these derivative types, were approximately $37,876,000 and 210 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2020.

62

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2020 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	9/22/2020	On Demand	(1)	2.50%	$21,363,304	$21,421,163

Barclays Bank PLC	9/22/2020	On Demand	(1)	2.50%	10,248,010	10,275,765

Barclays Bank PLC	10/15/2020	On Demand	(1)	2.50%	6,610,032	6,617,376

JPMorgan Chase Bank, N.A.	10/1/2020	On Demand	(1)	1.50%	7,397,942	7,406,265

JPMorgan Chase Bank, N.A.	10/6/2020	On Demand	(1)	1.00%	20,617,178	20,630,923

JPMorgan Chase Bank, N.A.	10/6/2020	On Demand	(1)	1.15%	13,738,609	13,749,142

Nomura International PLC	5/28/2020	On Demand	(1)	1.75%	13,545,648	13,648,369

Nomura International PLC	5/28/2020	On Demand	(1)	1.75%	8,521,250	8,585,869

Nomura International PLC	10/26/2020	On Demand	(1)	1.55%	26,816,253	26,822,026

Total					$128,858,226	$129,156,898

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At October 31, 2020, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. The type of securities pledged as collateral for all open reverse repurchase agreements was sovereign debt.

For the year ended October 31, 2020, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $120,223,000 and 2.02%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2020. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2020.

Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2020.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Barclays Bank PLC	$(38,314,304)	$—	$38,314,304	$—

JPMorgan Chase Bank, N.A.	(41,786,330)	—	41,786,330	—

Nomura International PLC	(49,056,264)	—	49,056,264	—

	$(129,156,898)	$—	$129,156,898	$—

*	Including accrued interest.

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

63

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

8  Investments in Affiliated Funds

At October 31, 2020, the value of the Portfolio’s investment in affiliated funds was $316,280,512, which represents 10.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$172,862,422	$2,383,415,412	$(2,240,057,459)	$77,371	$(17,234)	$316,280,512	$1,161,342	316,280,512

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

64

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$1,830,332,772	$—	$1,830,332,772

Foreign Corporate Bonds	—	130,341,970	35,326,462	165,668,432

Sovereign Loans	—	129,185,085	—	129,185,085

Senior Floating-Rate Loans	—	—	1,381,786	1,381,786

Loan Participation Notes	—	—	52,169,729	52,169,729

Collateralized Mortgage Obligations	—	8,674,005	—	8,674,005

U.S. Government Guaranteed Small Business Administration Loans	—	34,077,662	—	34,077,662

Common Stocks	11,890,865	130,019,709 *	—	141,910,574

Rights	—	0	—	0

Warrants	—	—	0	0

Short-Term Investments —

Foreign Government Securities	—	121,881,879	—	121,881,879

U.S. Treasury Obligations	—	54,998,989	—	54,998,989

Other	—	316,280,512	—	316,280,512

Total Investments	$11,890,865	$2,755,792,583	$88,877,977	$2,856,561,425

Forward Foreign Currency Exchange Contracts	$—	$68,160,493	$—	$68,160,493

Futures Contracts	3,880,978	—	—	3,880,978

Swap Contracts	—	141,779,964	—	141,779,964

Total	$15,771,843	$2,965,733,040	$88,877,977	$3,070,382,860

Liability Description

Securities Sold Short	$—	$(16,481,613)	$—	$(16,481,613)

Forward Commodity Contracts	—	(4,537,148)	—	(4,537,148)

Forward Foreign Currency Exchange Contracts	—	(65,327,117)	—	(65,327,117)

Futures Contracts	(2,366,110)	(687,974)	—	(3,054,084)

Swap Contracts	—	(103,398,707)	—	(103,398,707)

Total	$(2,366,110)	$(190,432,559)	$—	$(192,798,669)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

65

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating- Rate Loans	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Credit Linked Notes	Investments in Warrants	Total

Balance as of October 31, 2019	$35,366,583	$16,752,410	$—	$2,306,101	$0	$54,425,094

Realized gains (losses)	(3,732,599)	(3,591,825)	—	(1,010,268)	—	(8,334,692)

Change in net unrealized appreciation (depreciation)	2,959,155	(2,938,552)	373,332	333,631	—	727,566

Cost of purchases	1,629,464	42,654,506	51,796,397	—	—	96,080,367

Proceeds from sales	(35,818,496)	(18,177,050)	—	(1,629,464)	—	(55,625,010)

Accrued discount (premium)	977,679	—	—	—	—	977,679

Transfers to Level 3(1)	—	626,973	—	—	—	626,973

Transfers from Level 3	—	—	—	—	—	—

Balance as of October 31, 2020	$1,381,786	$35,326,462	$52,169,729	$—	$0	$88,877,977

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2020	$(1,225,357)	$(5,611,898)	$373,332	$—	$—	$(6,463,923)

(1)	Transferred into Level 3 as a result of the unavailability of significant observable valuation inputs.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2020:

Type of Investment	Fair Value as of October 31, 2020	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*

Senior Floating-Rate Loans	$1,381,786	Estimated Recovery Value	Estimated Recovery Value Percentage	53.00%	Increase

Foreign Corporate Bonds	35,326,462	Matrix Pricing	Credit Spread to Iceland Government Bond Yield	2.00%	Decrease

Loan Participation Notes	52,169,729	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.15%	Decrease

Warrants	0	Price to Book Value Per Share	Price to Book Ratio	0.75	Increase

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

66

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

11  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement for the Portfolio will be submitted for approval.

67

Global Macro Absolute Return Advantage Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2020, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2020, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

68

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

69

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc.

(digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

70

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

71

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

72

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

73

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836    10.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The follo)wing table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$137,478	$121,690
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$49,871	$45,098
All Other Fees(3)	$0	$0

Total	$187,349	$166,788

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$49,871	$45,098
Eaton Vance(1)	$59,903	$51,800

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2020